Hedge Accounting - Summary of Hedge Cash flow (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Detailed Information about Hedges [Line Items]
Variation in value recognized in Other comprehensive income	R$ (3,557,000,000)	R$ (16,000,000)	R$ (1,135,000,000)
Nominal Amount	215,277,000,000	116,430,000,000
Hedge of deposits and repurchase agreements [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Amount	103,407,000,000	24,543,000,000
Hedge of assets transactions [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Amount	5,743,000,000	5,656,000,000
Hedge of asset-backed securities under repurchase agreements [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Amount	31,417,000,000	32,130,000,000
Hedge of assets denominated in UF [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Amount	16,677,000,000	12,582,000,000
Hedge of highly probable forecast transactions [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Amount	1,314,000,000	294,000,000
Cash flow hedges [member]
Disclosure of Detailed Information about Hedges [Line Items]
Book value of the hedged item, Assets	53,521,000,000	49,611,000,000
Book value of the hedged item, Liabilities	105,414,000,000	29,160,000,000
Variation in value recognized in Other comprehensive income	(1,767,000,000)	(2,217,000,000)
Cash flow hedge reserve	(1,549,000,000)	(2,524,000,000)
Nominal Amount	160,870,000,000	80,052,000,000
Variation in the amounts used to calculate hedge ineffectiveness	(1,766,000,000)	(2,219,000,000)
Cash flow hedges [member] | Hedge of loan operations [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Amount	316,000,000	257,000,000
Cash flow hedges [member] | Hedge of funding [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Amount	1,996,000,000	4,590,000,000
Interest rate risk [Member] | Cash flow hedges [member] | Hedge of deposits and repurchase agreements [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Book value of the hedged item, Liabilities	103,407,000,000	24,543,000,000
Variation in value recognized in Other comprehensive income	(2,423,000,000)	(2,808,000,000)
Cash flow hedge reserve	(2,458,000,000)	(3,310,000,000)
Nominal Amount	103,407,000,000	24,543,000,000
Variation in the amounts used to calculate hedge ineffectiveness	(2,429,000,000)	(2,814,000,000)
Interest rate risk [Member] | Cash flow hedges [member] | Hedge of assets transactions [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Book value of the hedged item, Assets	5,673,000,000	5,564,000,000
Variation in value recognized in Other comprehensive income	66,000,000	91,000,000
Cash flow hedge reserve	66,000,000	91,000,000
Nominal Amount	5,743,000,000	5,656,000,000
Variation in the amounts used to calculate hedge ineffectiveness	66,000,000	91,000,000
Interest rate risk [Member] | Cash flow hedges [member] | Hedge of asset-backed securities under repurchase agreements [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Book value of the hedged item, Assets	29,533,000,000	30,896,000,000
Variation in value recognized in Other comprehensive income	697,000,000	520,000,000
Cash flow hedge reserve	697,000,000	520,000,000
Nominal Amount	31,417,000,000	32,130,000,000
Variation in the amounts used to calculate hedge ineffectiveness	699,000,000	523,000,000
Interest rate risk [Member] | Cash flow hedges [member] | Hedge of loan operations [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Book value of the hedged item, Assets	327,000,000	269,000,000
Variation in value recognized in Other comprehensive income	12,000,000	12,000,000
Cash flow hedge reserve	12,000,000	12,000,000
Nominal Amount	316,000,000	257,000,000
Variation in the amounts used to calculate hedge ineffectiveness	15,000,000	14,000,000
Interest rate risk [Member] | Cash flow hedges [member] | Hedge of assets denominated in UF [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Book value of the hedged item, Assets	16,674,000,000	12,588,000,000
Variation in value recognized in Other comprehensive income	(4,000,000)	6,000,000
Cash flow hedge reserve	(4,000,000)	6,000,000
Nominal Amount	16,677,000,000	12,582,000,000
Variation in the amounts used to calculate hedge ineffectiveness	(1,000,000)	5,000,000
Interest rate risk [Member] | Cash flow hedges [member] | Hedge of funding [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Book value of the hedged item, Liabilities	2,007,000,000	4,617,000,000
Variation in value recognized in Other comprehensive income	(10,000,000)	(27,000,000)
Cash flow hedge reserve	(10,000,000)	(22,000,000)
Nominal Amount	1,996,000,000	4,590,000,000
Variation in the amounts used to calculate hedge ineffectiveness	(11,000,000)	(27,000,000)
Foreign exchange risk [member]
Disclosure of Detailed Information about Hedges [Line Items]
Book value of the hedged item, Assets	15,277,000,000	14,396,000,000
Book value of the hedged item, Liabilities	0	0
Variation in value recognized in Other comprehensive income	(14,598,000,000)	(7,217,000,000)
Nominal Amount	24,619,000,000	16,947,000,000
Variation in the amounts used to calculate hedge ineffectiveness	(14,601,000,000)	(7,220,000,000)
Foreign exchange risk [member] | Cash flow hedges [member] | Hedge of highly probable forecast transactions [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Book value of the hedged item, Assets	1,314,000,000	294,000,000
Variation in value recognized in Other comprehensive income	(105,000,000)	(11,000,000)
Cash flow hedge reserve	148,000,000	179,000,000
Nominal Amount	1,314,000,000	294,000,000
Variation in the amounts used to calculate hedge ineffectiveness	R$ (105,000,000)	R$ (11,000,000)